COMMITMENTS AND CONTINGENCIES (Details Narrative) - shares		12 Months Ended
	Mar. 13, 2023	Mar. 31, 2024
Loss Contingencies [Line Items]
Vesting period	3 years
Merger Agreement [Member]
Loss Contingencies [Line Items]
Reverse stock split shares		389,750,000
Merger Agreement [Member] | Board of Directors Chairman [Member]
Loss Contingencies [Line Items]
Reverse stock split shares		25,983,334
Merger Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Earnout shares		25,000,000
Exchange Agreements [Member]
Loss Contingencies [Line Items]
Earnout shares		25,000,000
Vesting period	3 years